18. Employee Benefits and Private Pension Plan (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits And Private Pension Plan Tables
Post-employment benefits
	2017	2016

Health and dental care plan (1)	99,767	32,826
FGTS Penalty	81,831	64,654
Bonus	40,254	32,815
Life insurance (1)	15,671	14,456

Total	237,523	144,751

Current	30,059	24,940
Non-current	207,464	119,811

Changes in provision for post-employment benefits
	2017	2016

Opening balance	144,751	126,595
Current service cost	7,664	3,636
Interest cost	15,754	14,538
Actuarial (gains) losses from changes in actuarial assumptions	36,120	11,818
Benefits paid directly by Company and its subsidiaries	(11,368)	(10,971)
Opening balance CBL S.A. (see Note 3.c)	44,478	-
Exchange rate from foreign subsidiaries	124	(865)

Ending balance	237,523	144,751

Post-employment benefit expense
	2017	2016	2015

Health and dental care plan	164	3,065	3,291
FGTS Penalty	14,828	9,068	10,445
Bonus	6,883	4,455	4,352
Life insurance	1,543	1,586	1,683

Total	23,418	18,174	19,771

Significant actuarial assumptions adopted
Economic factors	2017	2016
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	9.51	11.46
Average projected salary growth rate	8.38	8.90
Inflation rate (long term)	4.50	5.00
Growth rate of medical services	8.68	9.20

Sensitivity analysis
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability

Discount rate	increase by 1.0 p.p	10,237	decrease by 1.0 p.p	11,690
Wage growth rate	decrease by 1.0 p.p	2,807	increase by 1.0 p.p	3,103
Medical services growth rate	decrease by 1.0 p.p	3,837	increase by 1.0 p.p	4,413